CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net Income for the Year	$ 1,763,824,213	$ 797,150,061	$ 357,608,989
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Foreign Currency Adjustment	184,062	2,059,594	1,375,743
Income / (Expense) from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	15,711,913	1,587,651	(8,314,778)
Fair Value through OCI	37,670,051	2,217,357	(7,819,890)
Income tax	(21,958,138)	(629,706)	(494,888)
Other Comprehensive (Expense)	0	0	(132,772)
Other Comprehensive (Expense)	0	0	(164,534)
Income tax	0	0	31,762
Total Other Comprehensive Income / (Expense) that may be Reclassified to Profit or Loss for the Year	15,895,975	3,647,245	(7,071,807)
Total Other Comprehensive Income / (Expense)	15,895,975	3,647,245	(7,071,807)
Total Other Comprehensive Income / (Expense) Attributable to Parent company´s owners	15,896,878	3,647,245	(7,071,807)
Total Other Comprehensive (Expense) Attributable to Non-controlling Interests	(903)	0	0
Total Comprehensive Income	1,779,720,188	800,797,306	350,537,182
Total Comprehensive Income Attributable to Parent company´s owners	1,779,867,923	800,803,252	350,537,116
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	$ (147,735)	$ (5,946)	$ 66